Property and equipment: (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Discontinued operations-dietary supplements	$ 65	$ 236	$ 236
Operating expenses	22	12	28
Total depreciation expense	$ 87	$ 248	$ 264